Loans Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable
Loans receivable, net, consisted of the following as of the dates shown:

	December 31, 2015	December 31, 2014
Residential Real Estate Loans	$76,373,071	$77,282,817
Consumer Loans	50,380,289	50,391,224
Commercial Business	12,514,133	10,564,467
Commercial Real Estate	200,083,125	209,530,209
Total Loans Held For Investment	339,350,618	347,768,717
Loans Held For Sale	2,462,559	1,864,999
Total Loans Receivable, Gross	341,813,177	349,633,716
Less:
Allowance For Loan Losses	8,275,133	8,357,496
Loans In Process	2,902,849	1,379,114
Deferred Loan Fees	62,466	22,611
	11,240,448	9,759,221
Total Loans Receivable, Net	$330,572,729	$339,874,495

Schedule of Allowance for Loan Losses
Changes in the allowance for loan losses for the years ended December 31, 2015, 2014 and 2013 are summarized as follows:

	2015	2014	2013
Balance At Beginning Of Period	$8,357,496	$10,241,970	$11,318,371
Provision For Loan Losses	—	450,000	2,645,381
Charge Offs	(1,516,468)	(3,114,833)	(5,209,830)
Recoveries	1,434,105	780,359	1,488,048
Total Allowance For Loan Losses	$8,275,133	$8,357,496	$10,241,970

Financing Receivable Credit Quality Indicators
The following tables list the loan grades used by the Company as credit quality indicators and the balance in each category at the dates presented, excluding loans held for sale.

	Credit Quality Measures
December 31, 2015	Pass	Caution	Special Mention	Substandard	Total Loans
Residential Real Estate	$67,605,311	$1,264,415	$607,336	$6,896,009	$76,373,071
Consumer	46,344,056	2,510,519	81,617	1,444,097	50,380,289
Commercial Business	10,519,123	1,465,136	102,046	427,828	12,514,133
Commercial Real Estate	129,242,390	43,863,659	17,304,431	9,672,645	200,083,125
Total	$253,710,880	$49,103,729	$18,095,430	$18,440,579	$339,350,618

	Credit Quality Measures
December 31, 2014	Pass	Caution	Special Mention	Substandard	Total Loans
Residential Real Estate	$69,163,911	$956,976	$639,638	$6,522,292	$77,282,817
Consumer	48,283,560	1,046,624	128,033	933,007	50,391,224
Commercial Business	9,691,685	340,706	202,895	329,181	10,564,467
Commercial Real Estate	125,339,273	32,549,335	35,169,358	16,472,243	209,530,209
Total	$252,478,429	$34,893,641	$36,139,924	$24,256,723	$347,768,717

Past Due Financing Receivables
The following table presents an age analysis of past due balances by category at December 31, 2015.

	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due	Current	Total Loans Receivable
Residential Real Estate	$—	$1,144,381	$3,306,675	$4,451,056	$71,922,015	$76,373,071
Consumer	710,881	282,314	575,866	1,569,061	48,811,228	50,380,289
Commercial Business	101,201	—	178,076	279,277	12,234,856	12,514,133
Commercial Real Estate	3,309,287	929,819	2,973,135	7,212,241	192,870,884	200,083,125
Total	$4,121,369	$2,356,514	$7,033,752	$13,511,635	$325,838,983	$339,350,618

The following table presents an age analysis of past due balances by category at December 31, 2014.

	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due	Current	Total Loans Receivable
Residential Real Estate	$—	$1,087,299	$3,061,339	$4,148,638	$73,134,179	$77,282,817
Consumer	1,868,787	91,223	573,644	2,533,654	47,857,570	50,391,224
Commercial Business	162,481	99,784	246,977	509,242	10,055,225	10,564,467
Commercial Real Estate	4,544,813	1,094,701	9,859,689	15,499,203	194,031,006	209,530,209
Total	$6,576,081	$2,373,007	$13,741,649	$22,690,737	$325,077,980	$347,768,717

Schedule of Financing Receivables, Non Accrual Status
The following table shows non-accrual loans by category at December 31, 2015 compared to 2014.

	At December 31, 2015		At December 31, 2014		$	%
	Amount	Percent (1)	Amount	Percent (1)	Increase (Decrease)	Increase (Decrease)
Non-accrual Loans:
Residential Real Estate	$3,306,675	1.0%	$3,061,339	0.9%	$245,336	8.0%
Commercial Business	178,076	0.1	246,977	0.1	(68,901)	(27.9)
Commercial Real Estate	2,973,135	0.8	9,859,689	2.8	(6,886,554)	(69.8)
Consumer	575,866	0.2	573,644	0.2	2,222	0.4
Total Non- accrual Loans	$7,033,752	2.1%	$13,741,649	4.0%	$(6,707,897)	(48.8)%

(1) PERCENT OF GROSS LOANS RECEIVABLE HELD FOR INVESTMENT, NET OF DEFERRED FEES AND LOANS IN PROCESS.

Schedule of Credit Losses Related to Financing Receivables, Current and Noncurrent
The following tables show the activity in the allowance for loan losses by category for the periods indicated.

	For the Year Ended December 31, 2015
	Residential Real Estate	Consumer	Commercial Business	Commercial Real Estate	Total
Beginning Balance	$1,392,065	$886,716	$159,353	$5,919,362	$8,357,496
Provision	53,694	549,462	617,658	(1,220,814)	—
Charge-Offs	(216,525)	(527,055)	(10,947)	(761,941)	(1,516,468)
Recoveries	93,949	154,030	7,884	1,178,242	1,434,105
Ending Balance	$1,323,183	$1,063,153	$773,948	$5,114,849	$8,275,133

	For the Year Ended December 31, 2014
	Residential Real Estate	Consumer	Commercial Business	Commercial Real Estate	Total
Beginning Balance	$1,706,643	$847,777	$426,658	$7,260,892	$10,241,970
Provision	(91,991)	352,305	(53,435)	243,121	450,000
Charge-Offs	(359,021)	(372,460)	(328,094)	(2,055,258)	(3,114,833)
Recoveries	136,434	59,094	114,224	470,607	780,359
Ending Balance	$1,392,065	$886,716	$159,353	$5,919,362	$8,357,496

	For the Year Ended December 31, 2013
	Residential Real Estate	Consumer	Commercial Business	Commercial Real Estate	Total
Beginning Balance	$1,521,559	$1,001,271	$618,919	$8,176,622	$11,318,371
Provision	1,030,237	(5,306)	(187,377)	1,807,827	2,645,381
Charge-Offs	(1,118,168)	(207,230)	(31,831)	(3,852,601)	(5,209,830)
Recoveries	273,015	59,042	26,947	1,129,044	1,488,048
Ending Balance	$1,706,643	$847,777	$426,658	$7,260,892	$10,241,970

Allowance for Credit Losses on Financing Receivables
The following tables present information related to impaired loans evaluated individually for impairment and collectively evaluated for impairment in loans receivable as of the dates indicated.

	Loans Receivable
December 31, 2015	Individually Evaluated For Impairment	Collectively Evaluated For Impairment	Total
Residential Real Estate	$2,922,105	$73,450,966	$76,373,071
Consumer	372,382	50,007,907	50,380,289
Commercial Business	162,201	12,351,932	12,514,133
Commercial Real Estate	9,190,640	190,892,485	200,083,125
Total	$12,647,328	$326,703,290	$339,350,618

	Loans Receivable
December 31, 2014	Individually Evaluated For Impairment	Collectively Evaluated For Impairment	Total
Residential Real Estate	$2,519,814	$74,763,003	$77,282,817
Consumer	218,232	50,172,992	50,391,224
Commercial Business	236,030	10,328,437	10,564,467
Commercial Real Estate	17,273,879	192,256,330	209,530,209
Total	$20,247,955	$327,520,762	$347,768,717
The following tables present information related to impaired loans evaluated individually for impairment and collectively evaluated for impairment in the allowance for loan losses as of the dates indicated.

	Allowance For Loan Losses
December 31, 2015	Individually Evaluated For Impairment	Collectively Evaluated For Impairment	Total
Residential Real Estate	$—	$1,323,183	$1,323,183
Consumer	32,300	1,030,853	1,063,153
Commercial Business	—	773,948	773,948
Commercial Real Estate	49,300	5,065,549	5,114,849
Total	$81,600	$8,193,533	$8,275,133

	Allowance For Loan Losses
December 31, 2014	Individually Evaluated For Impairment	Collectively Evaluated For Impairment	Total
Residential Real Estate	$—	$1,392,065	$1,392,065
Consumer	2,600	884,116	886,716
Commercial Business	—	159,353	159,353
Commercial Real Estate	472,400	5,446,962	5,919,362
Total	$475,000	$7,882,496	$8,357,496

Impaired Financing Receivables
The following tables are a summary of information related to impaired loans as of and for the years ended December 31, 2015, 2014 and 2013.

	December 31, 2015
Impaired Loans	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With No Related Allowance Recorded:
Residential Real Estate	$2,922,105	$3,033,735	$—	$3,014,807	$13,909
Consumer	120,889	129,188	—	130,202	—
Commercial Business	162,201	362,201	—	190,562	—
Commercial Real Estate	8,620,301	10,969,642	—	8,952,868	245,197
With An Allowance Recorded:
Residential Real Estate	—	—	—	—	—
Consumer	251,493	256,923	32,300	254,611	4,789
Commercial Business	—	—	—	—	—
Commercial Real Estate	570,339	577,139	49,300	579,418	31,684
Total
Residential Real Estate	2,922,105	3,033,735	—	3,014,807	13,909
Consumer	372,382	386,111	32,300	384,813	4,789
Commercial Business	162,201	362,201	—	190,562	—
Commercial Real Estate	9,190,640	11,546,781	49,300	9,532,286	276,881
Total	$12,647,328	$15,328,828	$81,600	$13,122,468	$295,579

(4)       Loans Receivable, Net, Continued

	December 31, 2014
Impaired Loans	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With No Related Allowance Recorded:
Residential Real Estate	$2,519,814	$2,618,003	$—	$2,642,156	$—
Consumer	152,029	159,529	—	155,602	1,510
Commercial Business	236,030	436,030	—	413,653	—
Commercial Real Estate	13,721,964	18,088,149	—	14,980,690	297,839
With An Allowance Recorded:
Residential Real Estate	—	—	—	—	—
Consumer	66,203	66,203	2,600	67,522	4,867
Commercial Business	—	—	—	—	—
Commercial Real Estate	3,551,915	3,582,465	472,400	3,952,066	60,207
Total
Residential Real Estate	2,519,814	2,618,003	—	2,642,156	—
Consumer	218,232	225,732	2,600	223,124	6,377
Commercial Business	236,030	436,030	—	413,653	—
Commercial Real Estate	17,273,879	21,670,614	472,400	18,932,756	358,046
Total	$20,247,955	$24,950,379	$475,000	$22,211,689	$364,423

	December 31, 2013
Impaired Loans	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With No Related Allowance Recorded:
Residential Real Estate	$3,936,316	$4,588,645	$—	$4,044,142	$31,704
Consumer	106,197	106,198	—	104,539	953
Commercial Business	19,775	19,775	—	19,896	389
Commercial Real Estate	21,810,347	26,775,853	—	23,618,648	886,737
With An Allowance Recorded:
Residential Real Estate	901,920	901,920	158,791	909,473	—
Consumer	169,294	169,294	103,109	170,499	5,173
Commercial Business	—	—	—	—	—
Commercial Real Estate	4,410,965	4,954,058	840,658	4,707,658	251,505
Total
Residential Real Estate	4,838,236	5,490,565	158,791	4,953,615	31,704
Consumer	275,491	275,492	103,109	275,038	6,126
Commercial Business	19,775	19,775	—	19,896	389
Commercial Real Estate	26,221,312	31,729,911	840,658	28,326,306	1,138,242
Total	$31,354,814	$37,515,743	$1,102,558	$33,574,855	$1,176,461

Troubled Debt Restructurings on Financing Receivables

The following table is a summary of TDRs restructured during the periods indicated that subsequently defaulted during the same period:

	For the Year Ended December 31,
	2015		2014		2013
	Number of Contracts	Recorded Investment	Number of Contracts	Recorded Investment	Number of Contracts	Recorded Investment
Residential Real Estate	—	$—	—	$—	—	$—
Consumer Loans	—	—	—	—	—	—
Commercial Business	—	—	—	—	—	—
Commercial Real Estate	2	30,713	1	66,138	1	146,267
Total	2	$30,713	1	$66,138	1	$146,267

The following table is a summary of loans restructured as TDRs during the periods indicated:

	For the Year Ended December 31, 2015
Troubled Debt Restructurings	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment
Residential Real Estate	—	$—	$—
Consumer Loans	1	36,460	36,460
Commercial Business	—	—	—
Commercial Real Estate	6	922,000	922,000
Total	7	958,460	958,460

	For the Year Ended December 31, 2014			For the Year Ended December 31, 2013
Troubled Debt Restructurings	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment
Residential Real Estate	—	$—	$—	—	$—	$—
Consumer Loans	—	—	—	—	—	—
Commercial Business	—	—	—	1	32,850	32,850
Commercial Real Estate	2	186,188	186,188	4	1,409,693	1,409,693
Total	2	186,188	186,188	5	1,442,543	1,442,543